Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability	Changes in the liability for deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

Deferred Revenue
Liability at January 1, 2022	$214
Revenue recognized during the period	(156)
Change in liability for warranties issued during the period	95
Liability at September 30, 2022	$153
Current liability	90
Non-current liability	63
Liability at September 30, 2022	$153